Investment Securities - Schedule of Investment Securities Maturity Information (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Investment securities available for sale
Non-amortizing securities maturing in one year or less, cost	$ 5,674	$ 37
Non-amortizing securities maturing in after one through five years, cost	4,996	2,068
Non-amortizing securities maturing in after five through 10 years, cost	408	483
Non-amortizing securities maturing in after 10 years, cost	17	17
Amortized Cost	20,688	9,967
Non-amortizing securities maturing in one year or less, fair value	5,658	37
Non-amortizing securities maturing in after one through five years, fair value	4,959	1,928
Non-amortizing securities maturing in after five through 10 years, fair value	369	455
Non-amortizing securities maturing in after 10 years, fair value	16	14
Investment securities available for sale, fair value	19,936	8,995
Investment securities held to maturity
Non-amortizing securities maturing in one year or less, cost	27	51
Non-amortizing securities maturing in after one through five years, cost	1,636	1,479
Non-amortizing securities maturing in after five through 10 years, cost	622	789
Amortized Cost	9,979	10,279
Non-amortizing securities maturing in one year or less, fair value	26	51
Non-amortizing securities maturing in after one through five years, fair value	1,508	1,328
Non-amortizing securities maturing in after five through 10 years, fair value	533	663
Investment securities held to maturity, cost, fair value	8,503	8,795
Government agency
Investment securities available for sale
Without single maturity date, cost	120	164
Without single maturity date, fair value	117	162
Residential mortgage-backed securities
Investment securities available for sale
Without single maturity date, cost	7,154	5,424
Without single maturity date, fair value	6,686	4,795
Investment securities held to maturity
Without single maturity date, cost	4,205	4,605
Without single maturity date, fair value	3,561	3,882
Commercial mortgage-backed securities
Investment securities available for sale
Without single maturity date, cost	2,319	1,774
Without single maturity date, fair value	2,131	1,604
Investment securities held to maturity
Without single maturity date, cost	3,489	3,355
Without single maturity date, fair value	$ 2,875	$ 2,871